Income taxes	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income taxes

Note 9. Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Cayman Islands

DarkIris is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, DarkIris is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2 million and 16.5% on any part of assessable profits over HK$2 million on corporations.

PRC

Generally, entities that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

The income tax expenses consisted of the following components:

	For the Six Months Ended March 31,
	2026	2025
	(unaudited)	(unaudited)
Current income tax expenses	$62	$115,253
Deferred income tax expenses	-	-
Total income tax expenses	$62	$115,253

A reconciliation of the Company’s Hong Kong (“HK”) statutory tax rate to the effective income tax rate during the periods is as follows:

	For the Six Months Ended March 31,
	2026	2025
	(unaudited)	(unaudited)
Income tax expense with HK statutory tax rate	16.5%	16.5%
Tax effect of preferential tax treatments	-	(2.7)%
Change of valuation allowance	(14.0)%	(1.2)%
Statutory income tax rate differential	(2.5)%	-
Effective income tax rate	0.0%	12.6%

In September 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosure which effective for annual periods beginning after December 15, 2025 which did not have a material effect on the Company’s financial position, result of operations, cash flows or disclosure.